DEPOSITS BY BANKS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

	30 June 2025	31 December 2024
	£m	£m
Items in the course of transmission	507	523
Deposits held as collateral	1,342	723
Other deposits[1]	10,168	12,791
	12,017	14,037
1 Includes balance drawn from the TFSME of £8.6bn (2024: £11.0bn).